Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Net earnings	$ 1,828	$ 1,710
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation - property, plant and equipment	1,695	1,542
Amortization - intangible assets	153	150
Amortization - other	79	81
Deferred income tax expense (Note 23)	154	272
Equity component, allowance for funds used during construction (Note 22)	(139)	(101)
Other	43	72
Change in long-term regulatory assets and liabilities	(99)	(100)
Change in working capital (Note 25)	168	(81)
Cash from operating activities	3,882	3,545
Investing activities
Additions to property, plant and equipment	(5,012)	(3,986)
Additions to intangible assets	(206)	(183)
Contributions in aid of construction	106	216
Proceeds on disposition, net (Note 21)	0	454
Contributions to equity-accounted investees	0	(24)
Other	(283)	(219)
Cash used in investing activities	(5,395)	(3,742)
Financing activities
Proceeds from long-term debt, net of issuance costs (Note 14)	3,124	2,810
Repayments of long-term debt and finance leases	(1,718)	(1,210)
Borrowings under committed credit facilities	8,618	7,217
Repayments under committed credit facilities	(8,055)	(7,276)
Net change in short-term borrowings	(25)	(126)
Issue of common shares, net of costs, and dividends reinvested	46	43
Dividends
Common shares, net of dividends reinvested	(744)	(701)
Preference shares	(74)	(67)
Subsidiary dividends paid to non-controlling interests	(110)	(83)
Other	2	6
Cash from financing activities	1,064	613
Effect of exchange rate changes on cash and cash equivalents	44	0
Change in cash and cash equivalents	(405)	416
Cash and cash equivalents, beginning of year	625	209
Cash and cash equivalents, end of year	$ 220	$ 625